ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

24. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Brookfield Renewable’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2018	2017
Operating accrued liabilities	$263	$271
Accounts payable	76	117
Interest payable on corporate and non-recourse borrowings	76	64
Deferred consideration	30	35
LP Unitholders’ distributions, preferred limited partnership unit
distributions and preferred dividends payable(1)	30	29
Other	58	26
	$533	$542

Includes amounts payable only to external LP Unitholders. Amounts payable to Brookfield are included in due to related parties.